FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on Recurring Basis) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Recurring Basis [Member] CNY	Dec. 31, 2011 Recurring Basis [Member] CNY	Dec. 31, 2012 Level 1 [Member] Recurring Basis [Member] CNY	Dec. 31, 2011 Level 1 [Member] Recurring Basis [Member] CNY	Dec. 31, 2012 Level 2 [Member] Recurring Basis [Member] CNY	Dec. 31, 2011 Level 2 [Member] Recurring Basis [Member] CNY	Dec. 31, 2012 Level 3 [Member] Recurring Basis [Member] CNY	Dec. 31, 2011 Level 3 [Member] Recurring Basis [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale investments					15,575	17,648	15,575	17,648
Total assets at fair value					15,575	17,648	15,575	17,648
Intangible assets impairment	$ 947	5,901